Financial instruments (Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Overdraft	$ 54,227	$ 0	$ 0
Accounts payable and accrued liabilities	4,986,099	3,822,969	4,855,747
Loans payable and promissory note	2,563,145	781,322	718,238
Joint venture settlement obligation	669,449	698,950	0
Convertible debenture derivative	1,025,803	1,027,427	0
Total	16,175,698	$ 13,112,699	$ 9,385,489
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Overdraft	54,227
Accounts payable and accrued liabilities	4,986,099
Loans payable and promissory note	2,563,145
Joint venture settlement obligation	3,368,740
Convertible debentures	4,177,684
Convertible debenture derivative	1,025,803
Total	16,175,698
Less than 1 year [Member] | Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Overdraft	54,227
Accounts payable and accrued liabilities	4,986,099
Loans payable and promissory note	2,563,145
Joint venture settlement obligation	669,449
Convertible debentures	0
Convertible debenture derivative	0
Total	8,272,920
Between 1 and 2 years [Member] | Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Overdraft	0
Accounts payable and accrued liabilities	0
Loans payable and promissory note	0
Joint venture settlement obligation	1,397,897
Convertible debentures	0
Convertible debenture derivative	1,025,803
Total	2,423,700
Over 2 year [Member] | Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Overdraft	0
Accounts payable and accrued liabilities	0
Loans payable and promissory note	0
Joint venture settlement obligation	1,301,394
Convertible debentures	4,177,684
Convertible debenture derivative	0
Total	$ 5,479,078